                                                           -----------------
                                                            Farm Bureau
                                                              Financial Services

                                            FBL Variable Insurance
                                            Series Fund

                                                                          [LOGO]

                                            ANNUAL REPORT
                                            DECEMBER 31, 1996
                                            INVESTMENT MANAGER AND
                                            PRINCIPAL UNDERWRITER
                                            FBL INVESTMENT ADVISORY
                                            SERVICES, INC.
                                            5400 UNIVERSITY AVENUE
                                            WEST DES MOINES, IA 50266
                                            1-800-247-4170 (OUTSIDE IOWA)
                                            1-800-422-3175 (IN IOWA)
                                                 225-5586 (DES MOINES)

   FARM BUREAU LIFE
   INSURANCE COMPANY
   FARM BUREAU
   MUTUAL FUNDS
   5400 UNIVERSITY
   AVENUE                [LOGO]
   WEST DES MOINES,           This  report  is  not  to  be  distributed  unless
   IOWA 50266            [LOGO] preceded or accompanied by a prospectus.

   737-525 (96)

PRESIDENT'S LETTER

Dear Shareholder,

    1996 was a good year - better than expected on almost every front: inflation surprises were on the downside, unemployment was very low and bond yields rose substantially (even though well off the yearly highs). All seems to be well, but we do wonder why personal bankruptcies are at record levels.

    The equity markets continue to confound the few remaining bears, reaching unprecedented levels by most valuation markers. The month of November witnessed the most remarkable stock market action in the memory of mankind as the Dow Jones Industrial Average (DJIA) gained 8.2% in valuation. This surge capped-off an otherwise strong year, which also came on the heels of a powerful (+37.4%) 1995 performance. Consecutive years of such strong equity market performance have been historically infrequent, and subsequent years have tended to be subpar. But as this market cycle has broken every other rule, who would bet against it in 1997?

    Our greatest concern is, and has been, related to the expectations of this bull market's participants. That the average mutual fund investor is anticipating a continuation of returns in excess of long-term norms is well documented. It's not that these folks shouldn't own equity funds, they should. However, they should own equities with an awareness of how market performance tends to regress toward its long-term mean and what that may imply for them.

    The S&P 500 produced a total return of over 16% per year for the 15-year period ended December 31, 1964. Expectations then, like now, ran high. For the subsequent 15 years ending December 31, 1979, the S&P generated only a 5.6% compounded annual return. Even that performance didn't make you a fool to own stocks; stocks still outperformed bonds over the 15-year period. But such weak results probably spoiled some plans for early retirement.

    At the beginning of 1965, the "long-term" (dating back to 1926) performance record for stocks was 10.4%, today it is 10.7%. By underperforming (at times painfully) in the late '60s and through the '70s, the market regressed from 16% back toward the "roughly 10%" mean.

    Today, stocks still make sense for the true long-term investor, but if you are counting on a continuation of the 16%+ average over the past fifteen years to make your retirement plan work, you may want to review your budget and look for ways to increase your annual contributions. If returns stay strong, that's great. But it may be safer to plan for a more tepid pace of growth.

    We urge you to make your asset allocation decisions based on long-term market averages, not on recent history (contact your registered representative for a copy of our "Keys to Investing" brochure). Mutual fund investors have largely ignored bonds over the past few years. Perhaps, you should also consider the risk reduction benefits utilizing fixed-income securities, including high yield bonds, which offer unique diversification characteristics (relatively low correlation with either stocks or high quality bonds).

    For the actively managed FBL Variable Insurance Series Fund portfolios (other than the passive Blue Chip Portfolio) we constantly assess the securities held to ensure that valuations are reasonable. In so doing, we seek to produce attractive risk-adjusted performance and create lasting value for our shareholders. The following paragraphs describe how we are currently striking a balance between risk and potential return for the various portfolios:

    VALUE GROWTH: The Value Growth Portfolio benefitted from its above-average exposure to the financial sector. Portfolio gains were led by many of our financial holdings such as General Growth Properties, a real estate investment trust, and our overweighted positions in the following bank stocks: Centennial Bancorp, CU Bancorp and Community First Bankshares. These stocks represented approximately 15% of the portfolio assets. We continue to favor smaller bank holding companies that are likely to benefit from the merger and consolidation activity in this industry. Also, we have added to our positions in healthcare (R.P. Scherer) and convenience stores (Casey's General Stores). Our goal is to be invested in stocks which have appreciation potential at an acceptable level of risk.

    HIGH GRADE BOND: U.S. Treasury yields increased dramatically over the past year. For example, the 2-year, 10-year and 30-year Treasury issues yielded 5.15%, 5.57% and 5.95%, respectively, as of December 29, 1995, but as of December 31, 1996, were 5.87%, 6.42% and 6.64%.

    In addition, corporate spreads remain at historically low levels, suggesting that investors are not being well compensated for taking on the credit and market risk inherent in corporate bonds. Because of this, we will probably look to reduce the Portfolio's overall exposure to corporate bonds and increase its holdings in mortgage-backed and/or Treasury issues.

    The Portfolio continues to hold a significant portion of its assets in high-coupon, callable bonds that offer attractive, incremental yields relative to similar non-callable issues. Due to their call features, these types of corporate issues tend to go up in price less than non-callable issues when interest rates drop; and conversely, due to their incremental yield, tend to go down less than non-callable issues when interest rates rise. Portfolio returns should continue to lag other, more aggressive funds in both up and down markets.

    HIGH  YIELD  BOND:    During  the past  year,  the  high  yield  bond market
outperformed the high grade corporate bond market.

    Fundamental and technical factors both worked in favor of the high yield bond market over the course of the year. On the fundamental side, an overall healthy economy and improvement in overall market credit quality resulted in a very low rate of actual defaults in the high yield bond market during 1996. On the technical side, an increased demand for high yield issues allowed the market to easily absorb new issuance, which has resulted in a narrowing of the spread on high yield issues.

    At the present time, the yield pick-up on high yield issues is near historically low levels, which means there is little cushion to absorb any potential negative surprises that may occur in this market. Because of this, we feel a more aggressive stance is not prudent at this time, and the composition of the Portfolio will probably not be dramatically altered going forward.

    MANAGED: The Managed Portfolio continues to seek securities offering high income with modest growth potential. This Portfolio uses a value philosophy, but concentrates on securities which produce an income stream twice that of the S&P
500. Currently, the S&P 500 is yielding a minuscule 1.9%. We achieve higher income by investing in a mixture of high dividend-paying stocks, preferreds, convertibles and corporate bonds.

    We have added to our convertible securities in the banking sector. We continue to find value in owning the convertible securities of smaller bank holding companies, as these securities are available with current yields ranging from 4% - 6%, in addition to their attractive upside potential. Our overweighted positions in General Growth Properties (REIT) and U.S. Surgical (healthcare) have aided portfolio performance as these stocks have recently made new highs. We continue to seek out lower-risk, high-return investment opportunities.

    MONEY MARKET: During 1996, the money markets played out a number of scenarios based on expectations of what the Fed would do. In January, the Federal Reserve eased the Fed funds rate 25 basis points, and it was anticipated we would see another easing in the spring. However, as strong employment numbers were released, the markets expected the Fed to increase rates at its August meeting. The Fed held firm in August and has continued to hold steady throughout the fall. Apparently, the Fed feels the U.S. economy is doing fine, despite the markets' gyrations over expectations.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past year has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will, at all times, remain substantially invested in common stocks of large companies. This
Portfolio is designed for those investors who prefer substantial exposure to common stocks at all times, or who wish to make their own market value judgments.

                                          [INSERT "SPECIMAN SIGNATURE"]
                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

February 18, 1997

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

VALUE GROWTH PORTFOLIO

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                   IN THE VALUE GROWTH PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                          VALUE GROWTH PORTFOLIO     S&P 500 STOCK COMPOSITE INDEX
11/01/87                                                                 $ 10,000                           $ 10,000
12/31/87                                                                  $ 9,768                            $ 9,859
12/31/88                                                                 $ 11,102                           $ 11,516
12/31/89                                                                 $ 12,337                           $ 15,142
12/31/90                                                                 $ 12,911                           $ 14,662
12/31/91                                                                 $ 14,787                           $ 19,141
12/31/92                                                                 $ 16,333                           $ 20,608
12/31/93                                                                 $ 20,775                           $ 22,687
12/31/94                                                                 $ 19,855                           $ 22,982
12/31/95                                                                 $ 24,992                           $ 31,609
12/31/96                                                                 $ 29,403                           $ 38,872
*The Portfolio commenced operations October 15, 1987.
Past performance is not predictive of future performace.
Average Annual Total Return
1 year                                                                     5 year                 Life of Portfolio*
17.65%                                                                     14.74%                              9.53%

    For the twelve-month period ended December 31, 1996, the total return for the Value Growth Portfolio was 17.65% compared to the 22.98% total return (income and price appreciation) produced by the S&P 500 Stock Composite Index. While we are pleased with the absolute performance of the Portfolio, we are disappointed about the relative performance as compared to the S&P 500. We presume this difference is largely due to the stellar year of the large capitalization sector, which is unsustainably high and could be vulnerable to substantial setbacks. The Value Growth Portfolio is heavily weighted to smaller capitalization stocks which have been somewhat left behind by the recent market advance. The Portfolio achieved its returns in the energy, banking and technology sectors, and remains committed to the undervalued sectors of the market. Long-term, we believe value investing (buying the stocks of companies at a discount to their true business value) will be attractive at a reduced risk level. Cash is likely to accumulate as we sell those positions that are at or above those intrinsic business values. We are patiently awaiting further investment opportunities brought about by the markets' myopic behavior.

HIGH GRADE BOND PORTFOLIO

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE HIGH GRADE
         BOND PORTFOLIO AND LEHMAN BROTHERS MUTUAL FUND AGGREGATE INDEX EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                            HIGH GRADE BOND PORTFOLIO
11/01/87                                                                      $ 10,000
12/31/87                                                                      $ 10,251
12/31/88                                                                      $ 10,976
12/31/89                                                                      $ 12,375
12/31/90                                                                      $ 13,471
12/31/91                                                                      $ 15,682
12/31/92                                                                      $ 16,999
12/31/93                                                                      $ 18,485
12/31/94                                                                      $ 18,438
12/31/95                                                                      $ 21,066
12/31/96                                                                      $ 22,317
*The Portfolio commenced operations October 15, 1987.
Past performance is not predictive of future performance.
Average Annual Total Return
1 year                                                                          5 year
5.94%                                                                            7.31%

                                                             LEHMAN BROTHERS MUTUAL FUND AGGREGATE INDEX

11/01/87                                                                                          $ 10,000

12/31/87                                                                                          $ 10,217

12/31/88                                                                                          $ 11,022

12/31/89                                                                                          $ 12,623

12/31/90                                                                                          $ 13,753

12/31/91                                                                                          $ 15,953

12/31/92                                                                                          $ 17,136

12/31/93                                                                                          $ 18,807

12/31/94                                                                                          $ 18,258

12/31/95                                                                                          $ 21,630

12/31/96                                                                                          $ 22,415

*The Portfolio commenced operations October 15, 1987.
Past performance is not predictive of future performance.
Average Annual Total Return
1 year                                                                                  Life of Portfolio*

5.94%                                                                                                9.54%


    During the twelve-month period ended December 31, 1996, the High Grade Bond Portfolio outperformed the Lehman Brothers Mutual Fund Aggregate Index, as reflected by the 5.94% total return produced by the Portfolio versus the 3.63% return produced by the Lehman Brothers Aggregate Index. The Portfolio continued to pursue an investment strategy of holding a large position in high-coupon, callable bonds. These bonds generally offer additional yield for taking on call risk and allow for a more stable return to the Portfolio. Because these securities have a call feature, they tend to underperform similar non-callable issues when interest rates go down, and conversely, outperform similar non-callable issues when interest rates rise.

HIGH YIELD BOND PORTFOLIO

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE HIGH YIELD BOND
      PORTFOLIO AND LEHMAN BROTHERS MUTUAL FUND CORPORATE/HIGH YIELD INDEX EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                           HIGH YIELD BOND PORTFOLIO
11/01/87                                                                     $ 10,000
12/31/87                                                                     $ 10,545
12/31/88                                                                     $ 11,803
12/31/89                                                                     $ 12,757
12/31/90                                                                     $ 12,842
12/31/91                                                                     $ 16,372
12/31/92                                                                     $ 18,565
12/31/93                                                                     $ 21,533
12/31/94                                                                     $ 21,316
12/31/95                                                                     $ 24,544
12/31/96                                                                     $ 27,649
*The Portfolio commenced operations October 15, 1987.
Past performance is not predictive of future performance.
Average Annual Total Return
1 year                                                                         5 year
12.65%                                                                         11.05%

                                                            LEHMAN BROTHERS MUTUAL CORPORATE/HIGH YIELD INDEX

11/01/87                                                                                               $ 10,000

12/31/87                                                                                               $ 10,322

12/31/88                                                                                               $ 11,308

12/31/89                                                                                               $ 12,724

12/31/90                                                                                               $ 13,423

12/31/91                                                                                               $ 16,195

12/31/92                                                                                               $ 17,708

12/31/93                                                                                               $ 19,981

12/31/94                                                                                               $ 19,292

12/31/95                                                                                               $ 23,484

12/31/96                                                                                               $ 24,588

*The Portfolio commenced operations October 15, 1987.
Past performance is not predictive of future performance.
Average Annual Total Return
1 year                                                                                       Life of Portfolio*

12.65%                                                                                                   11.53%


    For the twelve-month period ended December 31, 1996, the 12.65% total return produced by the High Yield Bond Portfolio was greater than the 4.70% return produced by the Lehman Brothers Mutual Fund Corporate/High Yield Index. The Portfolio maintains a larger percentage of its investments in high yield bonds than the Lehman Brothers Corporate/High Yield Index and during the year, the high yield market tended to outperform the high grade corporate bond market. In addition, the Portfolio continued to hold a substantial portion of its assets in high-coupon, premium-priced callable bonds, which generally offer additional yield  for  taking on  call  risk and  allow  for a  more  stable return  to the
Portfolio. Because these securities have a call feature, they tend to underperform similar non-callable issues when interest rates go down, and conversely, outperform similar non-callable issues when interest rates rise.

MANAGED PORTFOLIO

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                      IN THE MANAGED PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                            MANAGED PORTFOLIO     S&P 500 STOCK COMPOSITE INDEX
11/01/87                                                              $ 10,000                           $ 10,000
12/31/87                                                               $ 9,992                            $ 9,859
12/31/88                                                              $ 10,785                           $ 11,516
12/31/89                                                              $ 11,740                           $ 15,142
12/31/90                                                              $ 12,696                           $ 14,662
12/31/91                                                              $ 14,308                           $ 19,141
12/31/92                                                              $ 16,556                           $ 20,608
12/31/93                                                              $ 20,316                           $ 22,687
12/31/94                                                              $ 19,309                           $ 22,982
12/31/95                                                              $ 24,270                           $ 31,609
12/31/96                                                              $ 28,490                           $ 38,872
*The Portfolio commenced operations October 15, 1987.
Past performance is not predictive of future performance.
Average Annual Total Return
1 year                                                                  5 year                 Life of Portfolio*
17.39%                                                                  14.77%                             11.69%

    The Managed Portfolio is an asset allocation portfolio, with an emphasis on income, and will not likely mirror any particular index (equity or fixed-income) over time. During the twelve-month period ended December 31, 1996, the Portfolio produced a total return of 17.39% compared to the 22.98% total return (income and price appreciation) produced by the S&P 500 Stock Composite Index. The Managed Portfolio has emphasized securities producing current income and moderate growth potential, maintaining a majority of its assets in convertible bonds and convertible preferred stocks. The Portfolio is largely represented by high-income common stocks and convertibles of the following industry groups: banking, energy and utilities. The Managed Portfolio will continue to seek out high income, concentrating on convertible issues of smaller banking situations. We believe this is a fertile investment area where we are paid to wait for the profitable experience created by ongoing mergers and consolidations in the banking industry. This is a lower risk strategy that takes advantage of a distinct long-term financial trend.

    The Managed Portfolio benefitted from the good performance of General Growth Properties (shopping mall REIT), U.S. Surgical Conv. Pfd. (healthcare), Centennial Bancorp (banking), Pride Petroleum (oil services) and Community First Bankshares (banking).

BLUE CHIP PORTFOLIO

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                     IN THE BLUE CHIP PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                           BLUE CHIP PORTFOLIO     S&P 500 STOCK COMPOSITE INDEX
11/01/90                                                               $ 10,000                           $ 10,000
12/31/90                                                               $ 10,902                           $ 10,936
12/31/91                                                               $ 13,976                           $ 14,276
12/31/92                                                               $ 15,427                           $ 15,371
12/31/93                                                               $ 17,643                           $ 16,922
12/31/94                                                               $ 18,110                           $ 17,142
12/31/95                                                               $ 24,052                           $ 23,577
12/31/96                                                               $ 29,206                           $ 28,995
*The Portfolio commenced operations October 15, 1990.
Past performance is not predictive of future performance.
Average Annual Total Return
1 year                                                                   5 year                 Life of Portfolio*
21.43%                                                                   15.88%                             18.31%

    The Blue Chip Portfolio is designed to represent the large capitalization sector of the domestic equity market and remains substantially invested in approximately 40 such common stock issues at all times. Accordingly, the performance of this Portfolio will roughly parallel that of the Dow Jones Industrial Average and S&P 500 Stock Composite Index. As is apparent from the line graph, the performance of the Blue Chip Portfolio, adjusted for expenses, was similar to that of the S&P 500 for the twelve-month period ended December 31, 1996.

FBL VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                                                                                  HIGH
                                                                              VALUE GROWTH     GRADE BOND
                                                                                PORTFOLIO       PORTFOLIO
                                                                             ---------------  -------------
ASSETS
Investments in securities, at value (cost -- $24,655,467; $3,336,263;         $  27,009,388   $   3,431,155
  $5,864,383; $24,392,613; $3,518,021; and $10,947,538, respectively) (NOTE
  5).......................................................................
Cash.......................................................................         118,322          48,506
Accrued dividends and interest receivable..................................          67,391          60,066
                                                                             ---------------  -------------
Total Assets...............................................................   $  27,195,101   $   3,539,727
                                                                             ---------------  -------------
                                                                             ---------------  -------------
LIABILITIES AND NET ASSETS
Liabilities:
  Net outstanding redemptions in excess of bank balances...................
  Accrued expenses.........................................................   $       6,650   $       5,172
                                                                             ---------------  -------------
Total Liabilities..........................................................           6,650           5,172
Net assets applicable to shares of beneficial interest (NOTE 4)............      27,188,451       3,534,555
                                                                             ---------------  -------------
Total Liabilities and Net Assets...........................................   $  27,195,101   $   3,539,727
                                                                             ---------------  -------------
                                                                             ---------------  -------------
Shares issued and outstanding as of December 31, 1996......................       2,070,769         359,602
NET ASSET VALUE PER SHARE..................................................   $       13.13   $        9.83
                                                                             ---------------  -------------
                                                                             ---------------  -------------

SEE ACCOMPANYING NOTES.

    HIGH
 YIELD BOND       MANAGED       MONEY MARKET     BLUE CHIP
  PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------  --------------  --------------  --------------

$   5,965,631  $   25,783,455   $  3,518,021   $   14,487,018
                      160,597        303,867
      134,433          84,681          2,852           22,757
-------------  --------------  --------------  --------------
$   6,100,064  $   26,028,733   $  3,824,740   $   14,509,775
-------------  --------------  --------------  --------------
-------------  --------------  --------------  --------------
$     165,719                                  $        9,439
        5,253  $        6,458   $      5,479            7,219
-------------  --------------  --------------  --------------
      170,972           6,458          5,479           16,658
    5,929,092      26,022,275      3,819,261       14,493,117
-------------  --------------  --------------  --------------
$   6,100,064  $   26,028,733   $  3,824,740   $   14,509,775
-------------  --------------  --------------  --------------
-------------  --------------  --------------  --------------
      598,413       2,099,227      3,819,261          587,306
$        9.91  $        12.40  $        1.00   $        24.68
-------------  --------------  --------------  --------------
-------------  --------------  --------------  --------------

FBL VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

                                                                             VALUE           HIGH
                                                                            GROWTH        GRADE BOND
                                                                           PORTFOLIO      PORTFOLIO
                                                                        ---------------  ------------
INVESTMENT INCOME
Dividends.............................................................   $     397,945
Interest..............................................................         277,850    $  259,125
                                                                        ---------------  ------------
Total Investment Income...............................................         675,795       259,125
EXPENSES
Paid to FBL Investment Advisory Services, Inc. (NOTE 3):
  Investment advisory and management fees.............................         104,228         9,973
  Accounting fees.....................................................          10,423         1,662
Custodial fees........................................................           5,482         3,380
Legal fees............................................................          11,188         1,610
Audit fees............................................................           5,500         5,100
Reports to shareholders...............................................           4,169         4,169
Trustees' fees and expenses...........................................           2,120           365
Insurance and bonds...................................................           1,040           421
Miscellaneous.........................................................             187            32
                                                                        ---------------  ------------
Total Expenses........................................................         144,337        26,712
Expense reimbursement (NOTE 3)........................................         (29,686)       (8,233)
                                                                        ---------------  ------------
Net Expenses..........................................................         114,651        18,479
                                                                        ---------------  ------------
Net Investment Income.................................................         561,144       240,646
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions........................       1,943,065        10,639
Change in unrealized appreciation/depreciation of investments.........       1,119,424       (60,696)
                                                                        ---------------  ------------
Net Gain (Loss) on Investments........................................       3,062,489       (50,057)
                                                                        ---------------  ------------
Net Increase in Net Assets Resulting from Operations..................   $   3,623,633    $  190,589
                                                                        ---------------  ------------
                                                                        ---------------  ------------

SEE ACCOMPANYING NOTES.

   HIGH
YIELD BOND      MANAGED      MONEY MARKET     BLUE CHIP
 PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------  -------------  --------------  -------------
             $     497,489                  $     199,461
 $ 481,351         560,992   $    169,465          49,388
-----------  -------------  --------------  -------------
   481,351       1,058,481        169,465         248,849
    26,585         109,830          9,579          20,647
     2,658           9,984          1,597           5,162
     3,875           5,306          4,484           6,573
     2,787          10,821          1,583           6,696
     5,100           5,500          5,100           5,100
     4,169           4,169          4,169           4,169
       581           2,003            343           1,010
       531             955            416             613
        51             135             43              85
-----------  -------------  --------------  -------------
    46,337         148,703         27,314          50,055
   (17,094)        (38,874)        (9,569)
-----------  -------------  --------------  -------------
    29,243         109,829         17,745          50,055
-----------  -------------  --------------  -------------
   452,108         948,652        151,720         198,794
    61,503       1,834,462                         69,879

   127,569         488,900                      1,709,516
-----------  -------------  --------------  -------------
   189,072       2,323,362                      1,779,395
-----------  -------------  --------------  -------------
 $ 641,180   $   3,272,014   $    151,720   $   1,978,189
-----------  -------------  --------------  -------------
-----------  -------------  --------------  -------------

FBL VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         VALUE
                                                                                         GROWTH
                                                                                       PORTFOLIO
                                                                             ------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                                                  1996            1995
                                                                             --------------  --------------
OPERATIONS
Net investment income......................................................  $      561,144  $      628,640
Net realized gain (loss) from investment transactions......................       1,943,065         858,654
Change in unrealized appreciation/depreciation of investments..............       1,119,424       1,599,431
                                                                             --------------  --------------
Net Increase in Net Assets Resulting from Operations.......................       3,623,633       3,086,725
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6)
Net investment income......................................................        (562,374)       (629,398)
Net realized gain from investment transactions.............................      (1,972,997)       (331,104)
                                                                             --------------  --------------
                                                                                 (2,535,371)       (960,502)
CAPITAL SHARE TRANSACTIONS (NOTE 4)........................................       9,804,958       3,565,672
                                                                             --------------  --------------
Total Increase in Net Assets...............................................      10,893,220       5,691,895
NET ASSETS
Beginning of year..........................................................      16,295,231      10,603,336
                                                                             --------------  --------------
End of year (including undistributed net investment income as set forth
  below)...................................................................  $   27,188,451  $   16,295,231
                                                                             --------------  --------------
                                                                             --------------  --------------
Undistributed Net Investment Income........................................  $        1,732  $        2,962
                                                                             --------------  --------------
                                                                             --------------  --------------

SEE ACCOMPANYING NOTES.

            HIGH                          HIGH
         GRADE BOND                    YIELD BOND
         PORTFOLIO                     PORTFOLIO
----------------------------  ----------------------------
  YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
    1996           1995           1996           1995
-------------  -------------  -------------  -------------
$     240,646  $     221,221  $     452,108  $     413,823
       10,639         (1,090)        61,503         66,905
      (60,696)       150,916        127,569        167,210
-------------  -------------  -------------  -------------
      190,589        371,047        641,180        647,938
     (240,646)      (221,221)      (452,108)      (413,823)
                                    (67,895)       (61,458)
-------------  -------------  -------------  -------------
     (240,646)      (221,221)      (520,003)      (475,281)
      376,216        606,696        997,822        465,130
-------------  -------------  -------------  -------------
      326,159        756,522      1,118,999        637,787
    3,208,396      2,451,874      4,810,093      4,172,306
-------------  -------------  -------------  -------------
$   3,534,555  $   3,208,396  $   5,929,092  $   4,810,093
-------------  -------------  -------------  -------------
-------------  -------------  -------------  -------------
$           0  $           0  $           0  $           0
-------------  -------------  -------------  -------------
-------------  -------------  -------------  -------------

FBL VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                        MANAGED
                                                                                       PORTFOLIO
                                                                             ------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                                                  1996            1995
                                                                             --------------  --------------
OPERATIONS
Net investment income......................................................  $      948,652  $      691,938
Net realized gain (loss) from investment transactions......................       1,834,462         543,441
Change in unrealized appreciation/depreciation of investments..............         488,900       1,503,900
                                                                             --------------  --------------
Net Increase in Net Assets Resulting from Operations.......................       3,272,014       2,739,279
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6)
Net investment income......................................................        (950,234)       (690,665)
Net realized gain from investment transactions.............................      (1,605,895)       (206,978)
                                                                             --------------  --------------
                                                                                 (2,556,129)       (897,643)
CAPITAL SHARE TRANSACTIONS (NOTE 4)........................................      10,819,073       2,887,288
                                                                             --------------  --------------
Total Increase in Net Assets...............................................      11,534,958       4,728,924
NET ASSETS
Beginning of year..........................................................      14,487,317       9,758,393
                                                                             --------------  --------------
End of year (including undistributed net investment income as set forth
  below)...................................................................  $   26,022,275  $   14,487,317
                                                                             --------------  --------------
                                                                             --------------  --------------
Undistributed Net Investment Income........................................  $        1,831  $        3,413
                                                                             --------------  --------------
                                                                             --------------  --------------

SEE ACCOMPANYING NOTES.

        MONEY MARKET                    BLUE CHIP
         PORTFOLIO                      PORTFOLIO
----------------------------  -----------------------------
  YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
    1996           1995            1996           1995
-------------  -------------  --------------  -------------

$     151,720  $     143,652  $      198,794  $      98,853
                                      69,879             (9)
                                   1,709,516      1,221,621
-------------  -------------  --------------  -------------
      151,720        143,652       1,978,189      1,320,465
     (151,720)      (143,652)       (198,208)       (98,331)
                                     (69,445)
-------------  -------------  --------------  -------------
     (151,720)      (143,652)       (267,653)       (98,331)

      660,688        500,759       6,117,777      2,180,879
-------------  -------------  --------------  -------------
      660,688        500,759       7,828,313      3,403,013

    3,158,573      2,657,814       6,664,804      3,261,791
-------------  -------------  --------------  -------------
$   3,819,261  $   3,158,573  $   14,493,117  $   6,664,804
-------------  -------------  --------------  -------------
-------------  -------------  --------------  -------------
$           0  $           0  $        1,327  $         741
-------------  -------------  --------------  -------------
-------------  -------------  --------------  -------------

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
DECEMBER 31, 1996

                                                                SHARES
                                                                 HELD             VALUE
                                                                -------        -----------
COMMON STOCKS (59.90%)
  CHEMICALS AND ALLIED PRODUCTS (5.17%)
  R.P. Scherer Corp. .........................................   28,000(1) $          1,407,000
  COMMUNICATIONS (3.71%)
  Aliant Communications.......................................   59,400               1,009,800
  DEPOSITORY INSTITUTIONS (4.82%)
  Cole Taylor Financial Group, Inc. ..........................   28,400                 752,600
  CU Bancorp..................................................   48,000                 558,000
                                                                                    -----------
                                                                                      1,310,600
  ELECTRIC, GAS AND SANITARY SERVICES (6.14%)
  Citizens Utilities Co., Class B.............................  111,517               1,240,626
  Montana Power Co............................................   20,000                 427,500
                                                                                    -----------
                                                                                      1,668,126
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (5.82%)
  Applied Materials, Inc. ....................................   44,000(1)            1,581,250
  FOOD STORES (5.14%)
  Casey's General Stores, Inc. ...............................   74,500               1,396,875
  FURNITURE AND FIXTURES (4.20%)
  Ladd Furniture, Inc. .......................................   78,150(1)            1,142,944
  HOLDING AND OTHER INVESTMENT OFFICES (5.56%)
  Centennial Bancorp..........................................   17,828                 285,248
  General Growth Properties, Inc. ............................   38,000               1,225,500
                                                                                    -----------
                                                                                      1,510,748
  INSTRUMENTS & RELATED PRODUCTS (4.06%)
  Pall Corp. .................................................   43,300               1,104,150
  INSURANCE CARRIERS (2.43%)
  EMC Insurance Group, Inc. ..................................   55,000                 660,000
  METAL MINING (0.52%)
  Glamis Gold, Ltd............................................   20,100(1)              140,700
  MOTION PICTURES (3.07%)
  Disney (Walt) Co............................................   12,000                 835,500
  NONDEPOSITORY INSTITUTIONS (0.63%)
  Berkshire Hathaway, Inc. ...................................        5(1)              170,500
  PRINTING & PUBLISHING (1.54%)
  Belo (A.H.) Corp. ..........................................   12,000                 418,500

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
VALUE GROWTH PORTFOLIO

                                                                SHARES
                                                                 HELD             VALUE
                                                                -------        -----------
  TRANSPORTATION -- BY AIR (3.03%)
  Petroleum Helicopters, Inc. (Non-Voting)....................   52,300    $            823,725
  WHOLESALE TRADE -- DURABLE GOODS (0.27%)
  TBC Corporation.............................................   10,000(1)               75,000
  WHOLESALE TRADE -- NONDURABLE GOODS (3.79%)
  Howell Corp. ...............................................   59,440                 887,885
  Super Valu Stores, Inc. ....................................    5,000                 141,875
                                                                                    -----------
                                                                                      1,029,760
                                                                                    -----------
Total Common Stocks...........................................                       16,285,178
PREFERRED STOCKS (9.89%)
  DEPOSITORY INSTITUTIONS (5.97%)
  Community First Bankshares, Inc., Convertible...............   23,800               1,053,150
  Sterling Financial Corp.....................................   18,500                 568,875
                                                                                    -----------
                                                                                      1,622,025
  INSTRUMENTS & RELATED PRODUCTS (1.19%)
  US Surgical Corp., Convertible..............................    8,500                 325,125
  WATER TRANSPORTATION (2.73%)
  Sea Containers, Ltd., Convertible...........................   16,320                 742,560
                                                                                    -----------
Total Preferred Stocks........................................                        2,689,710

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
VALUE GROWTH PORTFOLIO

                                                                   PRINCIPAL
                                                                     AMOUNT       VALUE
                                                                   ----------  -----------
CORPORATE BOND (1.95%)
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT
  California Microwave, Convertible Sub. Deb., 5.25%, 12/15/03...  $  650,000  $   531,375
SHORT-TERM INVESTMENTS (27.60%)
  COMMERCIAL PAPER (11.50%)
  American General Finance Corp., 6.15%, due 1/06/97.............     175,000      175,000
  Ford Motor Credit Corp., 5.74%, due 1/09/97....................   1,300,000    1,300,000
  General Electric Capital Corp., 5.42%, due 1/15/97.............     650,000      650,000
  Norwest Financial Inc., 5.45%, due 2/26/97.....................   1,000,000    1,000,000
                                                                               -----------
                                                                                 3,125,000
  MONEY MARKET MUTUAL FUND (2.94%)
  Dreyfus Treasury Cash Management, Class A......................     799,506      799,506
  UNITED STATES GOVERNMENT AGENCIES (13.16%)
  Federal Home Loan Mortgage Corp., due 1/31/97..................   1,700,000    1,692,446
  Federal National Mortgage Assoc., due 2/18/97..................   1,600,000    1,588,588
  Federal National Mortgage Assoc., due 2/24/97..................     300,000      297,585
                                                                               -----------
                                                                                 3,578,619
                                                                               -----------
Total Short-Term Investments.....................................                7,503,125
                                                                               -----------
Total Investments (99.34%).......................................               27,009,388

OTHER ASSETS LESS LIABILITIES (0.66%)
  Cash and receivables, less liabilities.........................                  179,063
                                                                               -----------
Total Net Assets (100.00%).......................................              $27,188,451
                                                                               -----------
                                                                               -----------

(1) Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
DECEMBER 31, 1996

                                                                      PRINCIPAL
                                                                       AMOUNT       VALUE
                                                                     -----------  ----------

CORPORATE BONDS (66.69%)
  APPAREL AND ACCESSORY STORES (0.31%)
  TJX Companies, Inc., 9.50%, due 5/01/16..........................   $  11,000   $   11,069
  COMMUNICATIONS (7.11%)
  New York Telephone Co., 7.75%, due 12/15/06......................     150,000      152,025
  Pacific Telephone & Telegraph Co, 7.25%, due 2/01/08.............     100,000       99,339
                                                                                  ----------
                                                                                     251,364
  DEPOSITORY INSTITUTIONS (14.86%)
  J. P. Morgan & Co., 7.25%, due 10/01/10..........................     150,000      148,182
  Midland America Capital Corp., 12.75%, due 11/15/03..............     155,000      172,180
  Norwest Corp., 9.25%, due 5/01/97................................     100,000      101,226
  Third National Corp., 7.50%, due 11/15/02........................     103,000      103,650
                                                                                  ----------
                                                                                     525,238
  ELECTRIC, GAS AND SANITARY SERVICES (15.11%)
  MDU Resources Group, Inc., 9.125%, due 10/01/16..................     100,000      106,525
  New England Power Co., 8.00%, due 8/01/22........................     150,000      151,356
  Southern California Edison Co., 8.875%, due 6/01/24..............     125,000      130,158
  Western Penn Power, 7.875%, due 12/01/04.........................     140,000      145,821
                                                                                  ----------
                                                                                     533,860
  HOLDING AND OTHER INVESTMENT OFFICES (7.34%)
  Federal Realty Investment Trust, 8.875%, due 1/15/00.............     100,000      105,894
  Meditrust, 7.60%, due 9/13/05....................................     150,000      153,502
                                                                                  ----------
                                                                                     259,396
  INSURANCE CARRIERS (3.64%)
  Torchmark Corporation, 8.625%, due 3/01/17.......................     125,000      128,750
  NONDEPOSITORY INSTITUTIONS (2.86%)
  Dillard Investment Co., 9.25%, due 5/01/97.......................     100,000      101,204
  PRINTING AND PUBLISHING (2.96%)
  Valassis Communications, Inc., 9.55%, due 12/01/03...............     100,000      104,590
  RAILROAD TRANSPORTATION (4.45%)
  Union Pacific Corp., 8.50%, due 1/15/17..........................     150,000      157,142
  SECURITY AND COMMODITY BROKERS (2.95%)
  Lehman Brothers Holding, Inc., 8.875%, due 11/01/98..............     100,000      104,249

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
HIGH GRADE BOND PORTFOLIO

                                                                      PRINCIPAL
                                                                       AMOUNT       VALUE
                                                                     -----------  ----------
  TRANSPORTATION EQUIPMENT (5.10%)
  Ford Motor Credit Co., 9.50%, due 9/15/11........................   $ 150,000   $  180,237
                                                                                  ----------
Total Corporate Bonds..............................................                2,357,099
MORTGAGE-BACKED SECURITIES (7.91%)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (1.61%)
  Pool # 50276, 9.50%, due 2/01/20.................................      52,536       56,821
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (6.30%)
  Pool # 236070, 10.00%, due 10/15/12..............................      86,906       93,832
  Pool # 276337, 10.00%, due 8/15/19...............................     117,379      128,934
                                                                                  ----------
                                                                                     222,766
                                                                                  ----------
Total Mortgage-Backed Securities...................................                  279,587
UNITED STATES TREASURY OBLIGATION (11.90%)
  U.S. Treasury Note, 7.25%, due 8/15/04...........................     400,000      420,676
SHORT-TERM INVESTMENTS (10.58%)
  UNITED STATES GOVERNMENT AGENCIES
  Federal Farm Credit Bank, due 1/06/97............................     150,000      149,891
  Federal National Mortgage Assoc., due 2/03/97....................     225,000      223,902
                                                                                  ----------
Total Short-Term Investments.......................................                  373,793
                                                                                  ----------
Total Investments (97.08%).........................................                3,431,155
OTHER ASSETS LESS LIABILITIES (2.92%)
  Cash and receivables, less liabilities...........................                  103,400
                                                                                  ----------
Total Net Assets (100.00%).........................................               $3,534,555
                                                                                  ----------
                                                                                  ----------

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
DECEMBER 31, 1996

                                                                    PRINCIPAL
                                                                      AMOUNT      VALUE
                                                                    ----------  ----------

CORPORATE BONDS (91.44%)
  AMUSEMENT AND RECREATION SERVICES (4.29%)
  AMF Group, Inc., 10.875%, due 3/15/06...........................  $  240,000  $  253,800
  APPAREL AND ACCESSORY STORES (2.00%)
  Genesco, Inc., 10.375%, due 2/01/03.............................     100,000     102,375
  TJX Companies, Inc., 9.50%, due 5/01/16.........................      16,000      16,100
                                                                                ----------
                                                                                   118,475
  APPAREL AND OTHER TEXTILE PRODUCTS (6.09%)
  Dan River, Inc., 10.125%, due 12/15/03..........................     200,000     203,000
  Fieldcrest Cannon, Inc., 11.25%, due 6/15/04....................     150,000     157,875
                                                                                ----------
                                                                                   360,875
  AUTO REPAIR, SERVICES AND PARKING (1.40%)
  Envirotest Systems Corp., 9.625%, due 4/01/03...................     100,000      82,625
  BUSINESS SERVICES (2.52%)
  Borg-Warner Corp., 9.125%, due 5/01/03..........................     150,000     149,250
  COMMUNICATIONS (8.19%)
  PanAmSat, L.P., 9.75%, due 8/01/00..............................     200,000     213,500
  Tele-Communications, Inc., 9.80%, due 2/01/12...................     250,000     271,358
                                                                                ----------
                                                                                   484,858
  DEPOSITORY INSTITUTIONS (4.09%)
  First Bank N.A., 6.25%, due 8/15/05.............................     250,000     242,450
  ELECTRIC, GAS AND SANITARY SERVICES (12.50%)
  Montana Power Co., 7.50%, due 1/01/98...........................      97,000      97,238
  New England Power Co., 8.00%, due 8/01/22.......................     200,000     201,808
  Public Service Company of New Mexico, 5.875%, due 5/01/97.......     150,000     149,941
  Southern California Edison Co., 8.875%, due 6/01/24.............     280,000     291,553
                                                                                ----------
                                                                                   740,540
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (8.13%)
  Advanced Micro Devices, Inc., 11.00%, due 8/01/03...............     240,000     261,600
  Amphenol Corp., 12.75%, due 12/15/02............................     200,000     220,250
                                                                                ----------
                                                                                   481,850
  FABRICATED METAL PRODUCTS (3.56%)
  Ryerson Tull, Inc., 9.125%, due 7/15/06.........................     200,000     211,000

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
HIGH YIELD BOND PORTFOLIO

                                                                    PRINCIPAL
                                                                      AMOUNT      VALUE
                                                                    ----------  ----------
  FOOD STORES (5.17%)
  P&C Food Markets, Inc., 11.50%, due 10/15/01....................  $  150,000  $  133,500
  Penn Traffic Co., 10.25%, due 2/15/02...........................     200,000     173,000
                                                                                ----------
                                                                                   306,500
  GENERAL MERCHANDISE STORES (3.70%)
  Federated Department Stores, Inc., 10.00%, due 2/15/01..........     200,000     219,244
  INSURANCE CARRIERS (3.48%)
  Torchmark Corp., 8.625%, due 3/01/17............................     200,000     206,000
  LUMBER AND WOOD PRODUCTS (7.68%)
  Georgia-Pacific Corp., 9.875%, due 11/01/21.....................     225,000     251,858
  Pacific Lumber Co., 10.50%, due 3/01/03.........................     200,000     203,250
                                                                                ----------
                                                                                   455,108
  MISCELLANEOUS RETAIL (3.78%)
  Eckerd Corp., 9.25%, due 2/15/04................................     205,000     223,963
  PAPER AND ALLIED PRODUCTS (3.56%)
  Container Corp. of America, 9.75%, due 4/01/03..................     200,000     211,000
  PETROLEUM AND COAL PRODUCTS (2.20%)
  Clark Oil & Refining Corp., 10.50%, due 12/01/01................     125,000     130,312
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (3.56%)
  Plastic Specialties & Technologies, Inc., 11.25%, due
   12/01/03.......................................................     200,000     211,000
  STONE, CLAY AND GLASS PRODUCTS (5.54%)
  Owens-Illinois, Inc., 11.00%, due 12/01/03......................     150,000     167,625
  USG Corp., 9.25%, due 9/15/01...................................     150,000     160,500
                                                                                ----------
                                                                                   328,125
                                                                                ----------
Total Corporate Bonds.............................................               5,416,975


                                                                      SHARES
                                                                       HELD
                                                                    ----------
COMMON STOCK (0.85%)
  TEXTILE MILL PRODUCTS
  Bibb Company (The)..............................................       7,490      50,557

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
HIGH YIELD BOND PORTFOLIO

                                                                    PRINCIPAL
                                                                      AMOUNT      VALUE
                                                                    ----------  ----------
SHORT-TERM INVESTMENTS (8.41%)
  UNITED STATES GOVERNMENT AGENCIES
  Federal Home Loan Mortgage Corp., due 1/16/97...................  $  200,000  $  199,562
  Federal National Mortgage Corp., due 2/03/97....................     300,000     298,537
                                                                                ----------
Total Short-Term Investments......................................                 498,099
                                                                                ----------
Total Investments (100.70%).......................................               5,965,631
OTHER ASSETS LESS LIABILITIES (-0.70%)
  Receivables less liabilities....................................                 (36,539)
                                                                                ----------
Total Net Assets (100.00%)........................................              $5,929,092
                                                                                ----------
                                                                                ----------

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
DECEMBER 31, 1996

                                                                     SHARES
                                                                      HELD         VALUE
                                                                   -----------  -----------
COMMON STOCKS (18.09%)
  COMMUNICATIONS (1.83%)
  Aliant Communications, Inc.....................................      28,000   $   476,000
  ELECTRIC, GAS AND SANITARY SERVICES (6.83%)
  Citizens Utilities Co., Class B................................      86,719       964,749
  Montana Power Co...............................................      38,000       812,250
                                                                                -----------
                                                                                  1,776,999
  HOLDING AND OTHER INVESTMENT OFFICES (7.23%)
  Centennial Bancorp.............................................      43,092       689,472
  General Growth Properties, Inc.................................      37,000     1,193,250
                                                                                -----------
                                                                                  1,882,722
  INSURANCE CARRIERS (2.20%)
  EMC Insurance Group, Inc.......................................      47,700       572,400
                                                                                -----------
Total Common Stocks..............................................                 4,708,121
PREFERRED STOCKS (22.05%)
  DEPOSITORY INSTITUTIONS (6.90%)
  Community First Bankshares, Inc., Convertible..................      25,000     1,106,250
  Sterling Financial Corp........................................      22,450       690,337
                                                                                -----------
                                                                                  1,796,587
  HOLDING AND OTHER INVESTMENT OFFICES (1.99%)
  Security Capital Industrial Trust, Convertible.................      19,000       517,750
  INSTRUMENTS AND RELATED PRODUCTS (1.16%)
  US Surgical Corp., Convertible.................................       7,900       302,175
  OIL AND GAS EXTRACTION (1.38%)
  Chieftain International, Inc., Convertible.....................      11,000       360,250
  PETROLEUM AND COAL PRODUCTS (3.17%)
  Ashland Oil Co.................................................      12,000       823,500
  WATER TRANSPORTATION (2.10%)
  Sea-Containers, Ltd., Convertible..............................      12,000       546,000
  WHOLESALE TRADE -- DURABLE GOODS (3.16%)
  Kaman Corp., Convertible.......................................      15,000       821,250
  WHOLESALE TRADE -- NONDURABLE GOODS (2.19%)
  Howell Corp....................................................      11,000       569,250
                                                                                -----------
Total Preferred Stocks...........................................                 5,736,762

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MANAGED PORTFOLIO

                                                                  PRINCIPAL
                                                                    AMOUNT       VALUE
                                                                  ----------  -----------
CORPORATE BONDS (4.89%)
  DEPOSITORY INSTITUTIONS (0.47%)
  Midland America Capital Corp., 12.75%, due 11/15/03...........  $  110,000  $   122,192
  ELECTRIC, GAS AND SANITARY SERVICES (0.38%)
  National Co-op Services Corp. (Arkansas Electric), 9.48%, due
   1/01/12......................................................      92,000       97,672
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (3.14%)
  California Microwave, Convertible Sub. Deb., 5.25%, due
   12/15/03.....................................................   1,000,000      817,500
  INSURANCE CARRIERS (0.59%)
  Torchmark Corp., 8.625%, due 3/01/17..........................     150,000      154,500
  PETROLEUM AND COAL PRODUCTS (0.31%)
  Pennzoil Co., 9.00%, due 4/01/17..............................      77,000       81,158
                                                                              -----------
Total Corporate Bonds...........................................                1,273,022

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MANAGED PORTFOLIO

                                                                  PRINCIPAL
                                                                    AMOUNT       VALUE
                                                                  ----------  -----------
SHORT-TERM INVESTMENTS (54.05%)
  COMMERCIAL PAPER (24.78%)
  American General Finance Corp., 5.43%, due 1/28/97............  $1,000,000  $ 1,000,000
  General Electric Capital Corp., 6.00%, due 1/03/97............     650,000      650,000
  IBM Credit Corp., 5.48%, due 1/24/97..........................   1,250,000    1,250,000
  John Deere Capital Corp., 5.42%, due 1/07/97..................   1,100,000    1,100,000
  Norwest Financial, Inc., 5.43%, due 1/22/97...................   1,200,000    1,200,000
  Texaco, Inc., 5.61%, due 1/10/97..............................   1,250,000    1,250,000
                                                                              -----------
                                                                                6,450,000
  MONEY MARKET MUTUAL FUND (3.87%)
  Dreyfus Treasury Cash Management, Class A.....................   1,006,285    1,006,285
  UNITED STATES GOVERNMENT AGENCIES (25.40%)
  Federal Home Loan Mortgage Corp., due 2/24/97.................   1,250,000    1,239,970
  Federal National Mortgage Assoc., due 1/14/97.................   1,600,000    1,596,940
  Federal National Mortgage Assoc., due 2/03/97.................   1,300,000    1,293,670
  Federal National Mortgage Assoc., due 2/18/97.................   1,300,000    1,290,793
  Federal National Mortgage Assoc., due 2/24/97.................     225,000      223,189
  Federal National Mortgage Assoc., due 3/13/97.................     975,000      964,703
                                                                              -----------
                                                                                6,609,265
                                                                              -----------
Total Short-Term Investments....................................               14,065,550
                                                                              -----------
Total Investments (99.08%)......................................               25,783,455
OTHER ASSETS LESS LIABILITIES (0.92%)
  Cash and receivables, less liabilities........................                  238,820
                                                                              -----------
Total Net Assets (100.00%)......................................              $26,022,275
                                                                              -----------
                                                                              -----------

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
DECEMBER 31, 1996

                                                         ANNUALIZED
                                                          YIELD ON
                                                          PURCHASE      PRINCIPAL
                                                            DATE         AMOUNT       VALUE
                                                        -------------  -----------  ----------
SHORT-TERM INVESTMENTS (92.11%)
  COMMERCIAL PAPER (25.00%)
    NONDEPOSITORY INSTITUTIONS (21.07%)
    American General Finance Corp., 5.46%, due
     2/10/97..........................................       5.458%     $ 100,000   $  100,000
    Ford Motor Credit Corp., 5.39%, due 1/21/97.......       5.395        155,000      155,000
    General Electric Capital Corp., 5.53%, due
     1/24/97..........................................       5.530        150,000      150,000
    IBM Credit Corp., 5.42%, due 1/03/97..............       5.416        125,000      125,000
    John Deere Capital Corp., 5.51%, due 1/15/97......       5.513        150,000      150,000
    Norwest Financial, Inc., 5.61%, due 1/09/97.......       5.615        125,000      125,000
                                                                                    ----------
                                                                                       805,000
    PETROLEUM & COAL PRODUCTS (3.93%)
    Texaco, Inc., 5.53%, due 1/28/97..................       5.528        150,000      150,000
                                                                                    ----------
  Total Commercial Paper..............................                                 955,000
  UNITED STATES GOVERNMENT AGENCIES (67.11%)
    Federal Farm Credit Bank, due 2/19/97.............       5.496        100,000       99,268
    Federal Farm Credit Bank, due 2/24/97.............       5.500        100,000       99,193
    Federal Home Loan Bank, due 1/10/97...............       5.367        275,000      274,636
    Federal Home Loan Bank, due 1/15/97...............       5.401        275,000      274,432
    Federal Home Loan Bank, due 1/23/97...............       5.524        250,000      249,170
    Federal Home Loan Bank, due 2/21/97...............       5.480        175,000      173,670
    Federal Home Loan Mortgage Corp., due 1/07/97.....       5.424        250,000      249,777
    Federal Home Loan Mortgage Corp., due 1/31/97.....       5.384        250,000      248,899
    Federal Home Loan Mortgage Corp., due 2/07/97.....       5.425        350,000      348,086
    Federal National Mortgage Assoc., due 2/03/97.....       5.412        350,000      348,296
    Federal National Mortgage Assoc., due 3/24/97.....       5.419        200,000      197,594
                                                                                    ----------
  Total United States Government Agencies.............                               2,563,021
                                                                                    ----------
Total Short-Term Investments..........................                               3,518,021
OTHER ASSETS LESS LIABILITIES (7.89%)
  Cash and receivables, less liabilities..............                                 301,240
                                                                                    ----------
Total Net Assets (100.00%)............................                              $3,819,261
                                                                                    ----------
                                                                                    ----------

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
DECEMBER 31, 1996

                                                             SHARES
                                                              HELD             VALUE
                                                             -------    --------------------
COMMON STOCKS (90.57%)
  CHEMICALS AND ALLIED PRODUCTS (16.89%)
  Bristol-Myers Squibb Co. ................................    2,859    $            310,916
  DuPont (EI) de Nemours & Co. ............................    3,302                 311,626
  Eastman Chemical Co. ....................................    3,450                 190,613
  Johnson & Johnson........................................    6,427                 319,743
  Merck & Co., Inc. .......................................    4,476                 354,723
  Praxair, Inc. ...........................................    7,815                 360,467
  Procter & Gamble Co. ....................................    3,005                 323,038
  Union Carbide Corp. .....................................    6,748                 275,824
                                                                        --------------------
                                                                                   2,446,950
  COMMUNICATIONS (2.94%)
  American Telephone & Telegraph Co. ......................    4,289                 186,572
  Bell Atlantic Corp. .....................................    3,703                 239,769
                                                                        --------------------
                                                                                     426,341
  DEPOSITORY INSTITUTIONS (2.03%)
  J. P. Morgan & Co., Inc. ................................    3,012                 294,046
  EATING AND DRINKING PLACES (2.00%)
  McDonald's Corp. ........................................    6,402                 289,691
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.97%)
  General Electric Co. ....................................    3,605                 356,444
  Lucent Technologies, Inc. ...............................    1,602                  74,109
                                                                        --------------------
                                                                                     430,553
  FOOD AND KINDRED PRODUCTS (6.90%)
  Coca-Cola Co. (The)......................................    7,565                 398,108
  PepsiCo, Inc. ...........................................    9,458                 276,647
  Philip Morris Companies, Inc. ...........................    2,877                 324,022
                                                                        --------------------
                                                                                     998,777
  GENERAL MERCHANDISE STORES (4.95%)
  Sears, Roebuck & Co. ....................................    5,106                 235,514
  Wal-Mart Stores, Inc. ...................................    9,627                 220,218
  Woolworth (F.W.) Co., Ltd. ..............................   11,930(1)              260,969
                                                                        --------------------
                                                                                     716,701

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
BLUE CHIP PORTFOLIO

                                                             SHARES
                                                              HELD             VALUE
                                                             -------    --------------------
  INDUSTRIAL MACHINERY AND EQUIPMENT (4.42%)
  Caterpillar, Inc. .......................................    4,136    $            311,234
  International Business Machines Corp. ...................    2,180                 329,180
                                                                        --------------------
                                                                                     640,414
  INSTRUMENTS AND RELATED PRODUCTS (1.96%)
  Eastman Kodak Co. .......................................    3,540                 284,085
  INSURANCE CARRIERS (4.37%)
  Allstate Corp. ..........................................    5,029                 291,053
  American International Group, Inc. ......................    3,164                 342,503
                                                                        --------------------
                                                                                     633,556
  MOTION PICTURES (2.05%)
  Disney (Walt) Co. .......................................    4,263                 296,811
  NONDEPOSITORY INSTITUTIONS (1.92%)
  Dean Witter, Discover & Co...............................    4,196                 277,985
  PAPER AND ALLIED PRODUCTS (3.74%)
  International Paper Co. .................................    5,926                 239,262
  Minnesota Mining & Manufacturing Co......................    3,649                 302,411
                                                                        --------------------
                                                                                     541,673
  PETROLEUM AND COAL PRODUCTS (11.29%)
  Amoco Corp. .............................................    3,250                 261,625
  Chevron Corp. ...........................................    4,247                 276,055
  Exxon Corp. .............................................    2,983                 292,334
  Mobil Corp. .............................................    2,252                 275,307
  Texaco, Inc. ............................................    2,859                 280,539
  USX Corp. -- Marathon Group..............................   10,427                 248,945
                                                                        --------------------
                                                                                   1,634,805
  PRIMARY METAL INDUSTRIES (3.00%)
  Aluminum Company of America..............................    4,426                 282,158
  Bethlehem Steel Corp. ...................................   16,956(1)              152,604
                                                                        --------------------
                                                                                     434,762
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (2.60%)
  Goodyear Tire & Rubber Co................................    7,338                 376,990

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
BLUE CHIP PORTFOLIO

                                                             SHARES
                                                              HELD             VALUE
                                                             -------    --------------------
  SECURITY AND COMMODITY BROKERS (4.13%)
  American Express Co. ....................................    5,918    $            334,367
  Lehman Brothers Holding, Inc.............................    8,390                 263,236
                                                                        --------------------
                                                                                     597,603
  TRANSPORTATION EQUIPMENT (10.70%)
  Allied-Signal, Inc. .....................................    5,552                 371,984
  Boeing Co. (The).........................................    3,259                 346,676
  Ford Motor Co. ..........................................    7,667                 244,386
  General Motors Corp. ....................................    4,464                 248,868
  United Technologies Corp. ...............................    5,130                 338,580
                                                                        --------------------
                                                                                   1,550,494
  WHOLESALE TRADE -- DURABLE GOODS (1.71%)
  Westinghouse Electric Corp...............................   12,453                 247,503
                                                                        --------------------
Total Common Stocks........................................                       13,119,740


                                                             PRINCIPAL
                                                             AMOUNT
                                                             -------
SHORT-TERM INVESTMENTS (9.44%)
  UNITED STATES GOVERNMENT AGENCIES
  Federal Home Loan Bank, due 1/27/97......................  $500,000                498,107
  Federal Home Loan Mortgage Corp., due 2/07/97............  650,000                 646,445
  Federal Home Loan Mortgage Corp., due 3/10/97............  225,000                 222,726
                                                                        --------------------
Total Short-Term Investments...............................                        1,367,278
                                                                        --------------------
Total Investments (100.01%)................................                       14,487,018
OTHER ASSETS LESS LIABILITIES (-0.01%)
  Receivables less liabilities.............................                            6,099
                                                                        --------------------
Total Net Assets (100.00%).................................             $         14,493,117
                                                                        --------------------
                                                                        --------------------

(1) Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

1. SIGNIFICANT ACCOUNTING POLICIES
    FBL Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company and operates in the mutual fund industry. Effective December 1, 1996, the Growth Common Stock Portfolio was renamed the Value Growth Portfolio. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies' separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company (see NOTE 3).

    All portfolios, other than the Money Market Portfolio, value their common stocks, preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

    The Money Market Portfolio values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Trustees) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the record date.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. FEDERAL INCOME TAXES
    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

    At December 31, 1996, the High Grade Bond Portfolio had a net capital loss carryforward of approximately $17,000, which will expire from 1998 through 2003. During the year ended December 31, 1996, the High Grade Bond Portfolio had net capital loss carryforwards of $3,388 that expired. As a result, $3,388 was reclassified from accumulated undistributed net realized gain (loss) from investment transactions to paid-in capital.

3. MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES
    The Fund has entered into agreements with FBL Investment Advisory Services, Inc. ("FBL Investment") relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to FBL Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's daily net assets as follows: Value Growth Portfolio - 0.50%; High Grade Bond Portfolio - 0.30%; High Yield Bond Portfolio -0.50%; Managed Portfolio - 0.55%; Money Market Portfolio - 0.30%; and Blue Chip Portfolio - 0.20%; and (2) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    The Fund has entered into an agreement with FBL Investment whereby FBL Investment also serves as the principal underwriter and distributor of the Fund's shares and as the Fund's shareholder service, transfer and dividend disbursing agent. There are no additional fees associated with these services.

    FBL Investment has agreed to reimburse the portfolios annually for total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the portfolio for such period. During the year ended December 31, 1996, FBL Investment further agreed to reimburse any portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.55%.

    Certain officers and trustees of the Fund are also officers of FBL Investment and its indirect parent, Farm Bureau Life Insurance Company. At December 31, 1996, all of the shares of each portfolio are owned by Farm Bureau Life Insurance Company, Farm Bureau Life Variable Account and Farm Bureau Life Annuity Account.

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CAPITAL SHARE TRANSACTIONS
    The Fund has an unlimited number of shares of beneficial interest authorized with no par value. Net assets as of December 31, 1996 consisted of:

                                                                                PORTFOLIO
                                                -------------------------------------------------------------------------
                                                                            HIGH
                                                   VALUE     HIGH GRADE    YIELD                    MONEY        BLUE
                                                  GROWTH        BOND        BOND       MANAGED      MARKET       CHIP
                                                -----------  ----------  ----------  -----------  ----------  -----------
Paid-in capital...............................  $24,479,215  $3,456,475  $5,827,420  $24,133,530  $3,819,261  $10,951,884
Accumulated undistributed net investment
 income.......................................        1,732                                1,831                    1,327
Accumulated undistributed net realized gain
 (loss) from investment transactions..........      353,583     (16,812)        424      496,072                      426
Net unrealized appreciation (depreciation) of
 investments..................................    2,353,921      94,892     101,248    1,390,842                3,539,480
                                                -----------  ----------  ----------  -----------  ----------  -----------
Net Assets....................................  $27,188,451  $3,534,555  $5,929,092  $26,022,275  $3,819,261  $14,493,117
                                                -----------  ----------  ----------  -----------  ----------  -----------
                                                -----------  ----------  ----------  -----------  ----------  -----------

    Transactions in shares of beneficial interest for each portfolio were as follows:

                                                       SHARES ISSUED IN
                                                        REINVESTMENT OF
                                                         DIVIDENDS AND
                                  SHARES SOLD            DISTRIBUTIONS         SHARES REDEEMED          NET INCREASE
                            -----------------------  ---------------------  ---------------------  ----------------------
PORTFOLIO                     SHARES      AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT     SHARES      AMOUNT
--------------------------  ----------  -----------  ---------  ----------  ---------  ----------  ---------  -----------
Year ended December 31,
  1996:

Value Growth..............     630,601  $ 8,257,518    193,097  $2,535,371     76,748  $  987,931    746,950  $ 9,804,958
High Grade Bond...........     118,456    1,161,045     22,255     218,638    102,472   1,003,467     38,239      376,216
High Yield Bond...........     175,655    1,721,491     49,648     488,516    123,493   1,212,185    101,810      997,822
Managed...................     707,222    8,908,422    206,306   2,556,129     51,812     645,478    861,716   10,819,073
Money Market..............  10,259,993   10,259,993     56,274      56,274  9,655,579   9,655,579    660,688      660,688
Blue Chip.................     275,107    6,334,955     10,689     267,652     20,476     484,830    265,320    6,117,777

Year ended December 31,
  1995:
Value Growth..............     281,715  $ 3,253,282     78,153  $  960,501     56,399  $  648,111    303,469  $ 3,565,672
High Grade Bond...........      67,261      661,381     16,525     162,663     22,105     217,348     61,681      606,696
High Yield Bond...........     151,202    1,473,718     33,048     321,812    135,449   1,330,400     48,801      465,130
Managed...................     249,343    2,771,019     76,919     897,643     71,102     781,374    255,160    2,887,288
Money Market..............   4,079,456    4,079,456     22,654      22,654  3,601,351   3,601,351    500,759      500,759
Blue Chip.................     126,819    2,376,704      4,762      98,331     15,781     294,156    115,800    2,180,879

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENT TRANSACTIONS
    For the year ended December 31, 1996, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                         PURCHASES      SALES
-----------------------------------------------  -----------  -----------
Value Growth...................................  $15,149,979  $11,690,469
High Grade Bond................................      993,058      890,313
High Yield Bond................................    2,518,414    1,403,395
Managed........................................    9,970,884   10,035,710
Blue Chip......................................    5,508,806      231,339

    At   December  31,  1996,  net  unrealized  appreciation  (depreciation)  of investments by portfolio was composed of the following:

                                                                              NET UNREALIZED
                                                      GROSS UNREALIZED         APPRECIATION
                                                ----------------------------  (DEPRECIATION)
PORTFOLIO                                       APPRECIATION   DEPRECIATION   OF INVESTMENTS
----------------------------------------------  -------------  -------------  ---------------
Value Growth..................................   $ 2,583,173    $  (229,252)    $ 2,353,921
High Grade Bond...............................       102,798         (7,906)         94,892
High Yield Bond...............................       239,160       (137,912)        101,248
Managed.......................................     1,545,832       (154,990)      1,390,842
Blue Chip.....................................     3,610,371        (70,891)      3,539,480

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                                                               PORTFOLIO
                                                                   ---------------------------------
                                                                     HIGH       HIGH
                                                                     GRADE      YIELD       MONEY
PAYABLE DATE                                                         BOND       BOND       MARKET
-----------------------------------------------------------------  ---------  ---------  -----------
January 31, 1996.................................................  $   .0646  $   .0728   $   .0045
February 29, 1996................................................      .0617      .0694       .0038
March 29, 1996...................................................      .0600      .0682       .0037
April 30, 1996...................................................      .0612      .0732       .0041
May 31, 1996.....................................................      .0610      .0708       .0040
June 28, 1996....................................................      .0553      .0654       .0035
July 31, 1996....................................................      .0614      .0751       .0043
August 30, 1996..................................................      .0598      .0698       .0040
September 30, 1996...............................................      .0591      .0725       .0040
October 31, 1996.................................................      .0577      .0682       .0041
November 29, 1996................................................      .0563      .0665       .0039
December 31, 1996................................................      .0599      .0708       .0042
                                                                   ---------  ---------  -----------
Total dividends per share........................................  $   .7180  $   .8427   $   .0481
                                                                   ---------  ---------  -----------
                                                                   ---------  ---------  -----------

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)
    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the year ended December 31, 1996, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                                                             PERCENT
                                                                            DIVIDEND     QUALIFYING FOR
                                        DECLARATION   RECORD     PAYABLE   AMOUNT PER     DEDUCTION BY
PORTFOLIO                                  DATE        DATE       DATE        SHARE       CORPORATIONS
--------------------------------------  -----------  ---------  ---------  -----------  -----------------
Value Growth..........................    12/23/96    12/30/96   12/30/96   $  0.3000              58%
Managed...............................    12/23/96    12/30/96   12/30/96      0.5000              47
Blue Chip.............................    12/23/96    12/30/96   12/30/96      0.3425              80

CAPITAL GAINS DISTRIBUTIONS:

                                                                            DIVIDEND
                                        DECLARATION   RECORD     PAYABLE   AMOUNT PER
PORTFOLIO                                  DATE        DATE       DATE        SHARE
--------------------------------------  -----------  ---------  ---------  -----------
Value Growth..........................    12/23/96    12/30/96   12/30/96   $  1.0525
High Yield Bond.......................    12/23/96    12/30/96   12/30/96      0.1113
Managed...............................    12/23/96    12/30/96   12/30/96      0.8450
Blue Chip.............................    12/23/96    12/30/96   12/30/96      0.1200

    The capital gains distributions related to the Value Growth, High Yield Bond, Managed and Blue Chip Portfolios include net short-term realized gains of $1,785,538 ($0.9525 per share), $9,333 ($0.0153 per share), $940,732 ($0.4950 per share) and $7,234 ($0.0125 per share), respectively, that are taxable to shareholders as ordinary income dividends.

FBL VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
YEARS ENDED DECEMBER 31, 1996, 1995, 1994, 1993 AND 1992

                                                                                                  VALUE
                                                                                                  GROWTH
                                                                                                PORTFOLIO
                                                                        ----------------------------------------------------------
                                                                           1996        1995        1994        1993        1992
                                                                        ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year....................................  $   12.31   $   10.39   $   11.52   $   10.05   $    9.55
  Income From Investment Operations
    Net investment income.............................................       0.35        0.55        0.48        0.63        0.46
    Net gains or losses on securities (both realized and unrealized)..       1.82        2.13       (0.99)       2.10        0.54
                                                                        ----------  ----------  ----------  ----------  ----------
  Total from investment operations....................................       2.17        2.68       (0.51)       2.73        1.00
                                                                        ----------  ----------  ----------  ----------  ----------
  Less Distributions
    Dividends (from net investment income)............................      (0.30)      (0.50)      (0.36)      (0.57)      (0.50)
    Distributions (from capital gains)................................      (1.05)      (0.26)      (0.11)      (0.69)
    Distributions in excess of net realized gains.....................                              (0.15)
                                                                        ----------  ----------  ----------  ----------  ----------
  Total distributions.................................................      (1.35)      (0.76)      (0.62)      (1.26)      (0.50)
                                                                        ----------  ----------  ----------  ----------  ----------
Net asset value, end of year..........................................  $   13.13   $   12.31   $   10.39   $   11.52   $   10.05
                                                                        ----------  ----------  ----------  ----------  ----------
                                                                        ----------  ----------  ----------  ----------  ----------
Total Return:
  Total investment return based on net asset value (1)................      17.65%      25.87%      -4.43%      27.20%      10.46%
Ratios/Supplemental Data:
  Net assets, end of year (000's omitted).............................  $  27,188   $  16,295   $  10,603   $   4,730   $   3,017
  Ratio of net expenses to average net assets.........................       0.55%       0.55%       0.55%       0.55%       0.55%
  Ratio of net income to average net assets...........................       2.68%       4.78%       4.35%       5.41%       4.54%
  Portfolio turnover rate.............................................         72%         98%         78%         81%         88%
  Average commission rate per share (2)...............................  $  0.0536

Information assuming no voluntary reimbursement or
 waiver by FBL Investment of excess operating expenses
 (see NOTE 3):
  Per share net investment income.....................................  $    0.33   $    0.53   $    0.46   $    0.59   $    0.41
  Ratio of expenses to average net assets.............................       0.69%       0.72%       0.77%       0.89%       1.09%
  Amount reimbursed...................................................  $  29,686   $  22,306   $  16,706   $  13,353   $  17,373

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.
(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(2) Average commission rate per share disclosure is not required for fiscal years prior to December 31, 1996.

See accompanying notes.

                           HIGH                                                        HIGH
                        GRADE BOND                                                  YIELD BOND
                        PORTFOLIO                                                   PORTFOLIO
----------------------------------------------------------  ----------------------------------------------------------
   1996        1995        1994        1993        1992        1996        1995        1994        1993        1992
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
$    9.98   $    9.44   $   10.23   $   10.14   $   10.15   $    9.69   $    9.32   $   10.44   $    9.92   $    9.65
     0.72        0.77        0.76        0.77        0.83        0.84        0.87        0.91        0.95        0.98
    (0.15)       0.54       (0.79)       0.09       (0.01)       0.33        0.49       (1.01)       0.58        0.27
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
     0.57        1.31       (0.03)       0.86        0.82        1.17        1.36       (0.10)       1.53        1.25
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
         )
    (0.72       (0.77)      (0.76)      (0.77)      (0.83)      (0.84)      (0.87)      (0.91)      (0.95)      (0.98)
                                                                (0.11)      (0.12)      (0.11)      (0.06)
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    (0.72)      (0.77)      (0.76)      (0.77)      (0.83)      (0.95)      (0.99)      (1.02)      (1.01)      (0.98)
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
$    9.83   $    9.98   $    9.44   $   10.23   $   10.14   $    9.91   $    9.69   $    9.32   $   10.44   $    9.92
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
         %
     5.94       14.26%      -0.26%       8.74%       8.40%      12.65%      15.15%      -1.01%      15.05%      13.39%
    3,535
$           $   3,208   $   2,452   $   2,349   $   3,704   $   5,929   $   4,810   $   4,172   $   4,536   $   4,015
     0.55%       0.55%       0.55%       0.55%       0.55%       0.55%       0.55%       0.55%       0.55%       0.55%
     7.22%       7.81%       7.76%       7.58%       8.19%       8.47%       8.96%       9.17%       9.25%       9.88%
       32%         14%         15%         38%         16%         30%         32%         10%         58%         35%

     0.70
$           $    0.74   $    0.73   $    0.76   $    0.80   $    0.81   $    0.84   $    0.88   $    0.92   $    0.88
     0.80%       0.84%       0.80%       0.72%       0.79%       0.87%       0.88%       0.84%       0.85%       0.99%
$   8,233   $   8,255   $   6,207   $   5,343   $   9,004   $  17,094   $  15,105   $  12,667   $  12,872   $  17,310

FBL VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 MANAGED
                                                                                                PORTFOLIO
                                                                        ----------------------------------------------------------
                                                                           1996        1995        1994        1993        1992
                                                                        ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year....................................  $   11.71   $    9.93   $   11.33   $   10.06   $    9.27
  Income From Investment Operations
    Net investment income.............................................       0.60        0.65        0.66        0.72        0.69
    Net gains or losses on securities (both realized and unrealized)..       1.44        1.90       (1.22)       1.57        0.77
                                                                        ----------  ----------  ----------  ----------  ----------
  Total from investment operations....................................       2.04        2.55       (0.56)       2.29        1.46
                                                                        ----------  ----------  ----------  ----------  ----------
  Less Distributions
    Dividends (from net investment income)............................      (0.50)      (0.59)      (0.54)      (0.63)      (0.67)
    Distributions (from capital gains)................................      (0.85)      (0.18)      (0.23)      (0.39)
    Distributions in excess of net realized gains.....................                              (0.07)
                                                                        ----------  ----------  ----------  ----------  ----------
  Total distributions.................................................      (1.35)      (0.77)      (0.84)      (1.02)      (0.67)
                                                                        ----------  ----------  ----------  ----------  ----------
Net asset value, end of year..........................................  $   12.40   $   11.71   $    9.93   $   11.33   $   10.06
                                                                        ----------  ----------  ----------  ----------  ----------
                                                                        ----------  ----------  ----------  ----------  ----------
Total Return:
  Total investment return based on net asset value (1)................      17.39%      25.69%      (4.96)%     22.71%      15.72%
Ratios/Supplemental Data:
  Net assets, end of year (000's omitted).............................  $  26,022   $  14,487   $   9,758   $   4,951   $   3,019
  Ratio of net expenses to average net assets.........................       0.55%       0.55%       0.55%       0.55%       0.55%
  Ratio of net income to average net assets...........................       4.73%       5.80%       6.23%       6.23%       7.00%
  Portfolio turnover rate.............................................         82%         48%         59%         59%         60%
  Average commission rate per share (2)...............................  $  0.0534
Information assuming no voluntary reimbursement or waiver by FBL
 Investment of excess operating expenses (see NOTE 3):
  Per share net investment income.....................................  $    0.57   $    0.62   $    0.63   $    0.67   $    0.64
  Ratio of expenses to average net assets.............................       0.75%       0.77%       0.80%       0.91%       1.13%
  Amount reimbursed...................................................  $  38,874   $  26,008   $  19,147   $  15,076   $  16,480

                       MONEY MARKET                                                 BLUE CHIP
                        PORTFOLIO                                                   PORTFOLIO
----------------------------------------------------------  ----------------------------------------------------------
   1996        1995        1994        1993        1992        1996        1995        1994        1993        1992
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
$    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $   20.70   $   15.82   $   15.67   $   13.96   $   12.91
     0.05        0.05        0.04        0.03        0.03        0.45        0.39        0.34        0.29        0.29
                                                                 3.99        4.80        0.07        1.72        1.05
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
     0.05        0.05        0.04        0.03        0.03        4.44        5.19        0.41        2.01        1.34
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    (0.05)      (0.05)      (0.04)      (0.03)      (0.03)      (0.34)      (0.31)      (0.26)      (0.30)      (0.29)
                                                                (0.12)
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    (0.05)      (0.05)      (0.04)      (0.03)      (0.03)      (0.46)      (0.31)      (0.26)      (0.30)      (0.29)
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
$    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $   24.68   $   20.70   $   15.82   $   15.67   $   13.96
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
     4.90%       5.47%       3.68%       2.68%       3.28%      21.43%      32.81%       2.65%      14.36%      10.38%
$   3,819   $   3,159   $   2,658   $   2,300   $   2,530   $  14,493   $   6,665   $   3,262   $   1,654   $   1,502
     0.55%       0.55%       0.55%       0.55%       0.55%       0.48%       0.55%       0.55%       0.55%       0.55%
     4.58%       5.27%       3.63%       2.65%       3.30%       1.92%       2.07%       2.19%       1.92%       2.13%
        0%          0%          0%          0%          0%          2%          1%          0%          0%          0%
                                                            $  0.0825
$    0.04   $    0.05   $    0.04   $    0.02   $    0.03               $    0.38   $    0.30   $    0.24   $    0.22
     0.82%       0.90%       0.82%       0.79%       0.93%                   0.59%       0.81%       0.89%       1.06%
$   9,569   $   9,816   $   7,157   $   5,838   $  10,168               $   1,952   $   6,360   $   5,495   $   7,320

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
FBL Variable Insurance Series Fund

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FBL Variable Insurance Series Fund (comprising, respectively, the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios) as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the FBL Variable Insurance Series Fund at December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Des Moines, Iowa                                           /s/ Ernst & Young LLP
January 31, 1997